FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2023
Financial Instruments [Abstract]
FINANCIAL INSTRUMENTS	FINANCIAL INSTRUMENTS
a)Derivatives and hedging activities
The partnership and its operating entities use derivative and non-derivative instruments to manage financial risks, including interest rate, commodity, equity price and foreign exchange risks. The use of derivative contracts is governed by documented risk management policies and approved limits. The partnership does not use derivatives for speculative purposes. The partnership and its operating entities use the following derivative instruments to manage these risks:
•foreign currency forward contracts to hedge exposures to Canadian Dollar, Australian Dollar, British Pound, Euro, Chinese Yuan, Brazilian Real, Indian Rupee and South Korean Won denominated net investments in foreign subsidiaries and foreign currency denominated financial assets;
•interest rate swaps to manage interest rate risk associated with planned refinancings and existing variable rate debt;
•interest rate caps to hedge interest rate risk on certain variable rate debt; and
•cross-currency swaps to manage interest rate and foreign currency exchange rates on existing variable rate debt.

There have been no material changes to the partnership’s financial risk exposure or risk management activities since December 31, 2022. Please refer to Note 31, Financial Instruments in the December 31, 2022 annual report on Form 20-F for a detailed description of the partnership’s financial risk exposure and risk management activities.
Interest Rate Hedging
The following table provides the partnership’s outstanding derivatives that are designated as cash flow hedges of variability in interest rates associated with forecasted fixed rate financings and existing variable rate debt as of June 30, 2023 and December 31, 2022:

(US$ Millions)	Hedging item	Notional	Rates	Maturity dates	Fair value
Jun. 30, 2023	Interest rate caps of US$ LIBOR debt	$1,780	2.4% - 5.4%	Jul 2023 - May. 2024	$8
	Interest rate caps of US$ SOFR debt	6,935	1.0% - 6.0%	Aug. 2023 - Mar. 2025	107
	Interest rate swaps of US$ SOFR debt	10,754	3.3% - 4.5%	Aug. 2024 - Dec. 2027	160
	Interest rate caps of £ SONIA debt	1,516	1.0% - 7.0%	Oct. 2023 - Mar. 2025	55
	Interest rate swaps of £ SONIA debt	913	2.7% - 4.3%	Jan. 2024 - Jan. 2025	29
	Interest rate caps of € ESTR debt	576	1.9% - 3.5%	Jul. 2023 - Apr. 2030	16
	Interest rate swaps of € EURIBOR debt	764	1.8% - 3.2%	Sep. 2027 - Mar. 2030	37
	Interest rate caps of C$ LIBOR debt	181	4.0%	Oct. 2024	3
	Interest rate swaps of AUD BBSW/BBSY debt	129	5.3% - 5.8%	Apr. 2024	—
	Other interest rate derivatives	21	0.4% - 6.6%	Dec. 2027	1
Dec. 31, 2022	Interest rate caps of US$ LIBOR debt	$2,042	2.5% - 5.0%	May 2023 - Apr. 2027	$20
	Interest rate caps of US$ SOFR debt	3,989	1.0% -6.0%	Aug. 2023 - Nov. 2024	74
	Interest rate swaps of US$ SOFR debt	2,500	3.7%	Dec. 2027	3
	Interest rate caps of £ SONIA debt	1,024	1.0% - 2.5%	Jul. 2024 - Mar. 2025	41
	Interest rate swaps of £ SONIA debt	804	2.7%	Jan. 2023 - Jul. 2024	20
	Interest rate caps of € EURIBOR debt	96	1.3%	Apr. 2023	—
	Interest rate caps of C$ LIBOR debt	177	4.0%	Oct. 2024	2
	Interest rate swaps of AUD BBSW/BBSY debt	132	5.3% - 5.8%	Apr. 2024	—

For the three and six months ended June 30, 2023, the amount of hedge ineffectiveness recorded in earnings in connection with the partnership’s interest rate hedging activities was nil (2022 - nil).

Foreign Currency Hedging
The following table provides the partnership’s outstanding derivatives that are designated as net investments of foreign subsidiaries or foreign currency cash flow hedges as of June 30, 2023 and December 31, 2022:

(US$ Millions)	Hedging item		Notional	Rates	Maturity dates	Fair value
Jun. 30, 2023	Net investment hedges	€	$2,085	€0.90/$ - €1.19/$	Jul. 2023 - Dec. 2025	$(278)
	Net investment hedges		£1,674	£0.79/$ - £1.27/$	Jul. 2023	(327)
	Net investment hedges	A$	74	A$0.63/$ - A$1.49/$	Aug. 2023 - Dec. 2023	(6)
	Net investment hedges	C¥	2,203	C¥6.58/$ - C¥6.99/$	Jun. 2024 - Mar. 2025	—
	Net investment hedges	R$	6,513	R$5.00/$ - R$7.37/$	Dec. 2023 - Dec. 2024	(155)
	Net investment hedges	₩	820,473	₩1,214.55/$ - ₩1,410.00/$	Jun. 2024 - Jan. 2025	(16)
	Net investment hedges	Rs	77,803	Rs81.40/$ - Rs89.84/$	Sep. 2023 - Sep. 2024	(25)
	Net investment hedges	HKD	709	HKD7.75/$ - HKD7.84/$	Mar. 2024 - Apr. 2026	—
	Net investment hedges		£375	£0.86/€	Jul. 2024	(4)
	Net investment hedges	C$	49	C$1.28/$ - C$1.34/$	Nov. 2024	—
	Net investment hedges	CNH	1,191	CNH6.54/$ - CNH6.87/$	Sep. 2023 - May. 2026	1
	Net investment hedges	SEK	1,352	SEK10.15/$ - SEK11.01/$	Dec. 2023 - Mar. 2026	2
	Cross currency swaps of C$ LIBOR debt	C$	2,500	C$1.25/$ - C$1.34/$	Mar. 2024 - Feb. 2028	(15)
Dec. 31, 2022	Net investment hedges	€	$105	€0.91/$ - €1.02/$	Feb. 2023 - Dec. 2025	$(7)
	Net investment hedges		£1,319	£0.76/$ - £0.93/$	Jan. 2023 - Jul. 2023	$(243)
	Net investment hedges	A$	—	A$1.49/$ - A$1.55/$	May. 2023	(1)
	Net investment hedges	C¥	2,703	C¥6.59/$ - C¥6.99/$	Jun. 2023 - Mar. 2025	(9)
	Net investment hedges	R$	908	R$6.24/$ - R$7.00/$	May. 2023 - Dec. 2024	(22)
	Net investment hedges	₩	820,473	₩1,283.60/$ - ₩1,410.00/$	Jan. 2023 - Nov. 2024	(42)
	Net investment hedges	Rs	84,251	Rs79.40/$ - Rs89.84/$	Mar. 2023 - Jul. 2024	(5)
	Net investment hedges		£374	£0.86/€	Jul. 2023	(16)
	Cross currency swaps of C$ LIBOR debt	C$	2,500	C$1.20/$ - C$1.38/$	Jul. 2023 - Jan. 2027	(45)

For the three and six months ended June 30, 2023 and 2022, the amount of hedge ineffectiveness recorded in earnings in connection with the partnership’s foreign currency hedging activities was not significant.
Other Derivatives
The following table presents details of the partnership’s other derivatives, not designated as hedges for accounting purposes, that have been entered into to manage financial risks as of June 30, 2023 and December 31, 2022:

(US$ Millions)	Derivative type	Notional	Rates	Maturity dates	Fair value
Jun. 30, 2023	Interest rate caps	$19,525	0.3% - 9.9%	Aug. 2023 - Nov. 2032	$3
	Interest rate swaps on forecasted fixed rate debt	75	5.3%	Jun. 2028 - Jun. 2030	(22)
	Interest rate swaps of US$ debt	1,256	3.2% - 4.1%	Feb. 2024 - Dec. 2028	37
Dec. 31, 2022	Interest rate caps	$7,622	2.0% - 6.0%	Jan. 2023 - Nov. 2032	$30
	Interest rate swaps on forecasted fixed rate debt	335	3.6% - 5.3%	Jun. 2033	(21)

For the three and six months ended June 30, 2023, the partnership recognized fair value gains, net of nil (2022 - nil), related to the settlement of certain forward starting interest rate swaps that have not been designated as hedges.

b)Measurement and classification of financial instruments

Classification and Measurement
The following table outlines the classification and measurement basis, and related fair value for disclosures, of the financial assets and liabilities in the interim condensed consolidated financial statements:

		Jun. 30, 2023		Dec. 31, 2022
(US$ Millions)	Classification and measurement basis	Carrying value	Fair value	Carrying value	Fair value
Financial assets
Loans and notes receivable	Amortized cost	$941	$941	$686	$686
Other non-current assets
Securities - FVTPL	FVTPL	2,688	2,688	2,523	2,523
Derivative assets	FVTPL	495	495	170	170
Accounts receivable	Amortized cost	46	46	464	464
Securities - FVTOCI	FVTOCI	65	65	69	69
Restricted cash	Amortized cost	556	556	584	584
Current assets
Securities - FVTOCI	FVTOCI	27	27	36	36
Derivative assets	FVTPL	302	302	124	124
Accounts receivable(1)	Amortized cost	1,447	1,447	787	787
Restricted cash	Amortized cost	339	339	342	342
Cash and cash equivalents	Amortized cost	2,768	2,768	4,020	4,020
Total financial assets		$9,674	$9,674	$9,805	$9,805
Financial liabilities
Debt obligations(2)	Amortized cost	67,568	66,867	58,562	57,790
Capital securities	Amortized cost	2,396	2,396	2,256	2,256
Capital securities - fund subsidiaries	FVTPL	439	439	577	577
Other non-current liabilities
Loan payable	FVTPL	2	2	171	171
Accounts payable	Amortized cost	747	747	824	824
Derivative liabilities	FVTPL	517	517	371	371
Accounts payable and other liabilities
Accounts payable and other(3)	Amortized cost	3,828	3,828	2,852	2,852
Loans and notes payable	Amortized cost	669	669	226	226
Derivative liabilities	FVTPL	676	676	167	167
Total financial liabilities		$76,842	$76,141	$66,006	$65,234
(1)Includes other receivables associated with assets classified as held for sale on the condensed consolidated balance sheet in the amount of $26 million and nil as of June 30, 2023 and December 31, 2022, respectively.
(2)Includes debt obligations associated with assets classified as held for sale on the condensed consolidated balance sheet in the amount of $770 million and nil as of June 30, 2023 and December 31, 2022, respectively.
(3)Includes accounts payable and other liabilities associated with assets classified as held for sale on the condensed consolidated balance sheet in the amount of $41 million and nil as of June 30, 2023 and December 31, 2022, respectively.
Fair Value Hierarchy
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., an exit price). Fair value measurement establishes a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. Quoted market prices (unadjusted) in active markets represent a Level 1 valuation. When quoted market prices in active markets are not available, the partnership maximizes the use of observable inputs within valuation models. When all significant inputs are observable, either directly or indirectly, the valuation is classified as Level 2.
Valuations that require the significant use of unobservable inputs are considered Level 3, which reflect the partnership’s market assumptions and are noted below. This hierarchy requires the use of observable market data when available.

The following table outlines financial assets and liabilities measured at fair value in the consolidated financial statements and the level of the inputs used to determine those fair values in the context of the hierarchy as defined above:

	Jun. 30, 2023				Dec. 31, 2022
(US$ Millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets
Securities - FVTPL	14	352	2,322	2,688	10	305	2,208	2,523
Securities - FVTOCI	28	—	65	93	36	—	69	105
Derivative assets	—	797	—	797	—	294	—	294
Total financial assets	$42	$1,149	$2,387	$3,578	$46	$599	$2,277	$2,922

Financial liabilities
Capital securities - fund subsidiaries	—	—	439	439	—	—	577	577
Derivative liabilities	—	1,193	—	1,193	—	538	—	538
Total financial liabilities	$—	$1,193	$439	$1,632	$—	$538	$577	$1,115

For the year ended December 31, 2022, the partnership transferred its preferred shares in an operating company from Level 3 to Level 1, as the operating company underwent an initial public offering. The carrying value of the investment at June 30, 2023 is $28 million (December 31, 2022 - $36 million).

The following table presents the change in the balance of financial assets and financial liabilities accounted for at fair value categorized as Level 3 as of June 30, 2023 and December 31, 2022:

	Jun. 30, 2023		Dec. 31, 2022
(US$ Millions)	Financial assets	Financial liabilities	Financial assets	Financial liabilities
Balance, beginning of period	$2,277	$577	$2,060	$859
Acquisitions	157	—	353	—
Dispositions	(18)	17	(222)	—
Fair value gains (losses), net and OCI	(51)	(155)	86	(292)
Acquisition of Foreign Investments	22	—	—	—
Other	—	—	—	10
Balance, end of period	$2,387	$439	$2,277	$577